Right to Use Assets and Leases payable - Summary of weighted average discount rates for the lease payable (Detail)	Dec. 31, 2021
Up to 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Weighted average discount rates (% p.a.)	6.92%
From 6 to 10 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Weighted average discount rates (% p.a.)	7.12%
From 11 to 15 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Weighted average discount rates (% p.a.)	7.35%
More than 15 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Weighted average discount rates (% p.a.)	8.18%